S-K 1603(a) SPAC Sponsor	Aug. 22, 2025 shares
New Eagle Common Stock [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,100,000
Spring Valley Acquisition Sponsor II, LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Spring Valley Acquisition Sponsor II, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Spring Valley Acquisition Sponsor II, LLC, the Sponsor, is a Delaware limited liability company. The Sponsor was formed prior to the IPO for the purpose of acting as the sponsor of SVII. Other than its investment in and support of SVII, the Sponsor is not engaged in any business.
Spring Valley Acquisition Sponsor II, LLC [Member] | New Eagle Common Stock [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	691,666
NRA Investors [Member] | New Eagle Warrants [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	8,500,000